Shareholders' equity and dividends - Employees share saving plan (Details) - Employee Share Saving Plan [member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employees share saving plan [line items]
Share saving plan at 1 January	12,111,104	11,442,491
Purchase	2,127,172	3,412,994
Allocated to employees	(3,329,559)	(2,744,381)
Share saving plan at 31 December	10,908,717	12,111,104